Leases (Details) - Schedule of Right-of-Use Assets - Buildings [Member] - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Cost:
Cost at beginning of year	$ 771
Acquisition of a subsidiary (see note 4F)		619
Additions	104	152
Cost at ending of year	875	771
Accumulated Depreciation:
Accumulated depreciation at beginning of year	(180)
Acquisition of a subsidiary (see note 4F)		(92)
Charge for the year	(199)	(88)
Accumulated depreciation at ending of year	379	(180)
Carrying amount:
Carrying amount, balance at ending of year	$ 496	$ 591